[Transamerica Life Insurance Company Letterhead]

September 11, 2003

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA A

File No. 811-09172, CIK 0001034624

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA A, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the following underlying management investment companies: Atlas Insurance Trust; AEGON/Transamerica Series Fund, Inc. – Initial Class; AIM Variable Insurance Funds – Series I; AllianceBernstein Variable Products Series Fund, Inc. – Class B; The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Class; Dreyfus Variable Investment Fund – Initial Class; Federated Insurance Series; and Janus Aspen Series – Service Shares. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On August 28, 2003, Atlas Insurance Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0001031877);

•	On September 9, 2003, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 26, 2003, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

•	On August 29, 2003, AllianceBernstein Variable Products Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316);

•	On September 4, 2003, The Dreyfus Socially Responsible Growth Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000890064);

•	On September 4, 2003, Dreyfus Variable Investment Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000813383);

Securities and Exchange Commission

September 11, 2003

•	On August 28, 2003, Federated Insurance Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000912577); and

•	On August 22, 2003, Janus Aspen Series – Service Shares filed its semi-annual report with the Commission via EDGAR (CIK: 0000906185).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

TRANSAMERICA LIFE INSURANCE COMPANY

/s/ DARIN D. SMITH
Darin D. Smith Assistant General Counsel Financial Markets Group